Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 80,941	$ 12,084	¥ 165,792
Restricted cash				50,703
Short-term investments		34,501	5,151	26,423
Accounts receivable, net of allowance of RMB26,158 and RMB26,550 as of December 31, 2021 and June 30, 2022, respectively		94,157	14,057	132,264
Prepaid expenses and other current assets, net		128,024	19,113	147,676
Amounts due from related parties, current		21,440	3,201	54,715
Total current assets		359,063	53,606	577,573
Non-current assets
Long-term investments		22,231	3,319	22,231
Property and equipment, net		217,372	32,453	231,795
Right-of-use assets, net		532,178	79,452	678,769
Intangible assets, net		5,444	813	16,639
Goodwill				43,011
Rental deposit		27,682	4,133	35,920
Long-term prepaid expenses		72,135	10,769	72,135
Amounts due from related parties, non-current		158	24	498
Other assets, non-current		105,825	15,799	194,444
Total non-current assets		983,025	146,762	1,295,442
TOTAL ASSETS		1,342,088	200,368	1,873,015
Current liabilities:
Short-term borrowings		35,446	5,292	47,774
Long-term borrowings, current portion		14,523	2,168	15,137
Accounts payable		214,759	32,063	263,218
Accrued expenses and other current liabilities		226,764	33,856	294,382
Amounts due to related parties, current		24,729	3,692	34,660
Deferred workspace membership fee		11,802	1,762	52,131
Contract liabilities		7,400	1,105	23,913
Income taxes payable		7,890	1,178	4,436
Deferred subsidy income		7,900	1,179	8,108
Convertible bond		9,668	1,443
Share-based liabilities, current		4,051	605	2,571
Put option liabilities		852	127
Lease liabilities, current		267,550	39,944	285,200
Total current liabilities		833,334	124,414	1,031,530
Non-current liabilities:
Long-term borrowings		909	136	646
Refundable deposits from members, non-current		19,021	2,840	21,766
Deferred tax liabilities		39	6	362
Lease liabilities, non-current		296,840	44,317	428,486
Warrant liabilities		39,497	5,897	11,211
Share-based liabilities, non-current		1,771	264	1,303
Total non-current liabilities		358,077	53,460	463,774
TOTAL LIABILITIES		1,191,411	177,874	1,495,304
Commitments and contingencies (Note 15)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (20,000,000 and 20,000,000 authorized, 3,896,916 and 3,901,106 issued and outstanding as of December 31, 2021 and June 30, 2022, with par value of US$0.002 and US$0.002, respectively	[1]	54	8	54
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 472,622 and 472,622 issued and outstanding as of December 31, 2021 and June 30, 2022, with par value of US$0.002 and US$0.002, respectively	[1]	6	1	6
Additional paid-in capital	[1]	4,589,903	685,254	4,566,956
Statutory reserves		6,051	903	6,051
Accumulated deficit		(4,466,873)	(666,887)	(4,237,604)
Accumulated other comprehensive income		2,461	367	1,091
Total Ucommune International Ltd shareholders’ equity		131,602	19,646	336,554
Noncontrolling interests		19,075	2,848	41,157
TOTAL EQUITY		150,677	22,494	377,711
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 1,342,088	$ 200,368	¥ 1,873,015

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a). Further, the ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.